Quarterly Results of Operations (unaudited) - Quarterly Results of Operations (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Abstract]
Gain (loss) on early extinguishment of debt		$ 40,400	$ (7,061)	$ 40,423	$ 368,089
Payment for development costs		$ 5,000
Impairment of goodwill and other intangibles	$ 4,200,000		$ 4,165,400